Note 5 - Equipment	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]	NOTE 5: EQUIPMENT Equipment balance is as follows:
	June 30,	December 31,
	2024	2023
Medical equipment, cost	$64	$-
Less – accumulated depreciation	(4)	-
Equipment, net	$60	$-